Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2017
Clearwater Small Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit_SupplementTextBlock

CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND
CLEARWATER SMALL COMPANIES FUND
CLEARWATER TAX-EXEMPT BOND FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 30, 2017, AS SUPPLEMENTED

The date of this Supplement is September 21, 2017.

Effective September 8, 2017, the Board of Trustees has approved the termination of Keeley-Teton Advisors, LLC (“Keeley-Teton”) as a subadviser to the Clearwater Small Companies Fund (the “Small Companies Fund”). The Board of Trustees has also approved investment subadvisory agreements with two new subadvisers to the Small Companies Fund: Cooke & Bieler, L.P. and Pzena Investment Management LLC. Additionally, effective September 22, 2017, Clearwater Management Company, the investment manager of the Clearwater Investment Trust, decreased its voluntary management fee waivers for the Clearwater Core Equity Fund, the Small Companies Fund and the Clearwater International Fund.

Accordingly, the Prospectus is amended as follows.

1.	The section titled “SUMMARY SECTION – Clearwater Small Companies Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:

Under normal market conditions, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than $5 billion at the time of purchase. The equity securities the Fund invests in consist primarily of exchange traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. It is intended that the Fund holds a portion of its portfolio for more than two years to allow for the change that prompted the relevant security’s purchase to yield results.

Clearwater Management Company (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Kennedy Capital Management, Inc. (“KCM”), Cooke & Bieler, L.P (“Cooke & Bieler”) and Pzena Investment Management LLC (“Pzena”). KCM uses a “bottom-up” investment approach in selecting securities based on its fundamental analysis of a security’s value. Cooke & Bieler seeks to buy businesses that it believes will compound value over time and to minimize risk through its research and its valuation discipline. Pzena’s investment philosophy is a value equity strategy based on a fundamental, bottom-up research process. Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.

2.	In the section titled “SUMMARY SECTION – Clearwater Small Companies Fund – Principal Risks of Investing in the Fund” in the Prospectus, the paragraph titled “Restructure Risk” is deleted.

3.	The section titled “SUMMARY SECTION – Clearwater Small Companies Fund – Fund Adviser and Portfolio Managers” in the Prospectus is deleted and replaced with the following:

Fund Adviser and Portfolio Managers

The Fund’s adviser is CMC. FCI acts as a subadviser to the Fund, but does not provide day-to-day management.

Subadviser	Portfolio Managers	Period of Service
KCM	Donald M. Cobin, Vice President Timothy P. Hasara, Vice President	Both have been portfolio managers of the Fund since 2007.
Cooke & Bieler

Andrew Armstrong, CFA, Principal

Steve Lyons, CFA, Partner

Michael M. Meyer, CFA, Partner

Edward W. O’Connor, CFA, Partner

R. James O’Neil, CFA, Partner

Mehul Trivedi, CFA, Partner

William Weber, CFA, Partner

All have been portfolio managers of the Fund since 2017.
Pzena	John J. Flynn, Principal Evan D. Fox, Principal Benjamin S. Silver, CFA, CPA, Principal	All have been portfolio managers of the Fund since 2017.

Supplement Closing [Text Block]	cit_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.